Long-Term Debt - Senior Unsecured Notes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020	Jul. 17, 2014
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ 94,380,000	$ 0	$ 94,380,000	$ (376,000)	$ (376,000)	$ 77,038,000	$ 0
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net	$ (0)	$ (0)	$ (0)
Senior Unsecured Notes | 2024 Notes
Debt Instrument [Line Items]
Aggregate principal amount								$ 300,000,000
Debt interest rate								3.749%
Debt Instrument, Increase (Decrease), Net				11,000,000
Debt instrument, consideration paid				$ 11,400,000
Senior Unsecured Notes | 2034 Notes
Debt Instrument [Line Items]
Aggregate principal amount								$ 300,000,000
Debt interest rate								4.915%
Senior Unsecured Notes | 2044 Notes
Debt Instrument [Line Items]
Aggregate principal amount								$ 900,000,000
Debt interest rate								5.165%
Senior Unsecured Notes | The 2034 and 2044 Notes
Debt Instrument [Line Items]
Total consideration paid for Notes						220,900,000
Early tender premium						50
Senior Unsecured Notes | The 2034 Notes
Debt Instrument [Line Items]
Aggregate principal amount								$ 300,000,000
Debt interest rate								4.915%
Repurchased principal amount						75,000,000
Senior Unsecured Notes | The 2044 Notes
Debt Instrument [Line Items]
Aggregate principal amount								$ 900,000,000
Debt interest rate								5.165%
Repurchased principal amount						225,000,000
Senior Unsecured Notes | The 2024 Notes
Debt Instrument [Line Items]
Aggregate principal amount								$ 300,000,000
Debt interest rate								3.749%
Debt Instrument, Increase (Decrease), Net					11,000,000
Debt instrument, consideration paid					11,400,000
Other Assets | Senior Unsecured Notes
Debt Instrument [Line Items]
Unamortized deferred financing costs					$ 4,600,000	$ 5,000,000